Domicile and activities	6 Months Ended
Jun. 30, 2025
Domicile And Activities [Abstract]
Domicile and activities	Domicile and activities
Grab Holdings Limited (the “Company” or “GHL”), is domiciled in the Cayman Islands and was incorporated on March 12, 2021. The address of the Company’s registered office is at Harbour Place, 2nd Floor, 103 South Church Street, P.O. Box 472, George Town, KYI-1106, Cayman Islands. The principal executive office of the Company is 3 Media Close, #01-03/06, Singapore 138498.
The Company was formed to facilitate the public listing (on the Nasdaq Stock Market (“NASDAQ”)) and additional capitalization of Grab Holdings Inc. (“GHI”) and its subsidiaries (together referred to as “GHI Group”), which was effectuated in December 2021.
The Group enables access to deliveries, mobility, financial services and other offerings in Southeast Asia through its mobile applications (the “Grab Platform”).
These condensed consolidated interim financial statements as at and for the six months ended June 30, 2025 comprise the Company and its subsidiaries (together referred to as the “Group” and individually as “Group entities”) and the Group’s interest in equity-accounted investees.